REAL ESTATE HELD FOR SALE - Schedule of Certain Revenue and Expenses (Detail) - Disposed of by Sale - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Rental income	$ 159	$ 3,578	$ 11,458	$ 30,744	$ 94,073
Other operating income	11	259	911	1,171	5,668
Total revenues	170	3,837	12,369	31,915	99,741
Expenses
Operating, maintenance, and management	49	901	3,423	9,117	28,931
Real estate taxes and insurance		616	2,217	4,035	12,188
Asset management fees to affiliate		266	784	2,435	6,458
Depreciation and amortization		1,373	3,784	13,066	39,038
Interest expense	198	761	2,459	8,083	17,974
Total expenses	$ 247	$ 3,917	$ 12,667	$ 36,736	$ 104,589